Business Combinations	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business combinations	Business combinations

2019
Acquisition of intermodal division of H&R Transport Limited
On December 2, 2019, the Company acquired the intermodal temperature-controlled transportation division of the Alberta-based H&R Transport Limited ("H&R"). The acquisition positions CN to expand its presence in moving customer goods by offering more end to end rail supply chain solutions to a wider range of customers.
The Company's Consolidated Balance Sheet includes the assets and liabilities of H&R as of December 2, 2019, the acquisition date. Since the acquisition date, H&R’s results of operations have been included in the Company's results of operations. The Company has not provided pro forma information relating to the pre-acquisition period as it was not material.
Of the total purchase price of $105 million, $95 million was paid on the closing date and $10 million, mostly related to funds withheld for the indemnification of claims, will be paid within twenty months of the acquisition date.
The following table summarizes the consideration transferred to acquire H&R, as well as the preliminary fair value of the assets acquired and liabilities assumed, and goodwill that were recognized at the acquisition date:

December 2
In millions	2019
Consideration transferred
Cash paid at closing	$95
Consideration payable	10
Fair value of total consideration transferred	$105
Recognized amounts of identifiable assets acquired and liabilities assumed (1)
Current assets	$10
Non-current assets (2)	84
Non-current liabilities	(1)
Total identifiable net assets (3)	$93
Goodwill (4)	$12

(1)
The Company's purchase price allocation is preliminary, based on information available to the Company to date, and subject to change over the measurement period, which may be up to one year from the acquisition date.

(2)	Includes identifiable intangible assets of $52 million.

(3)	Includes operating lease right-of-use assets and liabilities.

(4)	The goodwill acquired through the business combination is mainly attributable to the premium of an established business operation. The goodwill is deductible for tax purposes.

Acquisition of the TransX Group of Companies
On March 20, 2019, the Company acquired the Manitoba-based TransX Group of Companies ("TransX"). TransX provides various transportation and logistics services, including intermodal, truckload, less than truckload and specialized services. The acquisition positions CN to strengthen its intermodal business, and allows the Company to expand capacity and foster additional supply chain solutions. The acquisition was subject to a number of conditions, including regulatory review by the Competition Bureau Canada and Canada’s Ministry of Transportation. On March 18, 2019, the Competition Bureau Canada issued a No Action Letter, satisfying the only outstanding condition and allowing the Company to close the transaction.
The Company's Consolidated Balance Sheet includes the assets and liabilities of TransX as of March 20, 2019, the acquisition date. Since the acquisition date, TransX's results of operations have been included in the Company's results of operations. The Company has not provided pro forma information relating to the pre-acquisition period as it was not material.
The total purchase price of $192 million included an initial cash payment of $170 million, additional consideration of $25 million, less an adjustment of $3 million in the fourth quarter of 2019 to reflect the settlement of working capital. The acquisition date fair value of the additional consideration, recorded as a contingent liability, was estimated based on the expected outcome of operational and financial targets, and remained unchanged since the acquisition date. The fair value measure was based on Level 3 inputs not observable in the market. On August 27, 2019, the additional consideration was paid.
The following table summarizes the consideration transferred to acquire TransX, as well as the preliminary fair value of the assets acquired and liabilities assumed, and goodwill that were recognized at the acquisition date:

March 20
In millions	2019
Consideration transferred
Cash paid at closing	$170
Additional cash consideration and other (1)	22
Fair value of total consideration transferred	$192
Recognized amounts of identifiable assets acquired and liabilities assumed (2)
Current assets	$85
Non-current assets (3)	260
Current liabilities	(134)
Non-current liabilities	(84)
Total identifiable net assets (4)	$127
Goodwill (5)	$65

(1)	Includes additional cash consideration paid of $25 million less an adjustment of $3 million to reflect the settlement of working capital.

(2)
The Company's purchase price allocation is preliminary, based on information available to the Company to date, and subject to change over the measurement period, which may be up to one year from the acquisition date. In the fourth quarter of 2019, the fair value of net assets acquired was adjusted to reflect the settlement of working capital and other adjustments.

(3)	Includes identifiable intangible assets of $34 million.

(4)	Includes finance and operating lease right-of-use assets and liabilities.
(5)
The goodwill acquired through the business combination is mainly attributable to the premium of an established business operation. The goodwill is not deductible for tax purposes.